Equity - OCI changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Translation differences, fair value and other reserves
Balance as of beginning of the year	€ 17,462.0	€ 12,545.0	€ 15,401.0
Foreign exchange translation differences	697.0	1,162.0	(1,231.0)
Net investment hedging (losses)/gains	(147.0)	(249.0)	308.0
Net fair value losses - Translation differences	697.0	1,162.0	(1,231.0)
Net fair value (losses)/gains	(3.0)	(10.0)
Net fair value losses - Fair value reserve	(208.0)	(25.0)	(175.0)
Transfer to income statement - Hedging reserve	71.0	10.0	11.0
Acquisition of non-controlling interests			(10.0)
Balance as of end of the year	€ 21,426.0	€ 17,462.0	12,545.0
Cash target (as a percent)		30.00%
Minimum
Translation differences, fair value and other reserves
Cash target (as a percent)	10.00%
Maximum
Translation differences, fair value and other reserves
Cash target (as a percent)	15.00%
Translation differences
Translation differences, fair value and other reserves
Balance as of beginning of the year	€ (396.0)	€ (1,295.0)	(372.0)
Foreign exchange translation differences	697.0	1,162.0	(1,231.0)
Net investment hedging (losses)/gains	(147.0)	(249.0)	307.0
Net fair value losses - Translation differences	697.0	1,162.0	(1,231.0)
Transfer to income statement - Translation differences	14.0	(7.0)
Other (decrease)/increase - Translation differences			(2.0)
Other (decrease)/increase			(1.0)
Movement attributable to non-controlling interests	1.0	(7.0)
Balance as of end of the year	169.0	(396.0)	(1,295.0)
Net investment hedging gains	80.0	226.0	475.0
Pension remeasurements
Translation differences, fair value and other reserves
Balance as of beginning of the year	4,242.0	1,940.0	1,457.0
Remeasurements of defined benefit plans	(349.0)	2,302.0	484.0
Other (decrease)/increase			(1.0)
Balance as of end of the year	3,893.0	4,242.0	1,940.0
Hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(7.0)	2.0	(6.0)
Net fair value (losses)/gains	24.0	(15.0)	13.0
Transfer to income statement - Hedging reserve	61.0	6.0	(5.0)
Balance as of end of the year	78.0	(7.0)	2.0
Cost of hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(1.0)	(10.0)	(14.0)
Net investment hedging (losses)/gains			1.0
Net fair value (losses)/gains	(27.0)	5.0	(13.0)
Transfer to income statement - Hedging reserve	10.0	4.0	16.0
Balance as of end of the year	(18.0)	(1.0)	(10.0)
Fair value reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(15.0)	(22.0)	(55.0)
Net fair value losses - Fair value reserve	(208.0)	(25.0)	(175.0)
Transfer to income statement - Fair value reserve	175.0	32.0	208.0
Balance as of end of the year	€ (48.0)	€ (15.0)	€ (22.0)